Related Parties Transactions - Summary of Total Remuneration Recorded for Members of the Board of Directors and Executive Committee (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Transactions Between Related Parties [Abstract]
Short-term employee benefits (including base and variable cash remuneration)	$ 4,150	$ 3,403
Post-employment benefits	117	135
Share-based payments	6,125	6,451
Total	$ 10,392	$ 9,989